Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 3.89	$ 3.72	$ 3.57
Forfeited during the year	3.6	4.68	4.33
Outstanding at the end of December	2.95	3.89	3.72
Exercisable at the end of December	2.95	3.94	3.86
AB inBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	79.46	76.04	64.77
Exercised during the year	0	29.96	16.11
Forfeited during the year	75.45	67.66	94.76
Lapsed during the year	102.1	96.27	88.1
Outstanding at the end of December	71.59	79.46	76.04
Exercisable at the end of December	$ 93.25	$ 108.11	$ 102.19